Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Raw materials	$ 97,613	$ 94,748
Work in process	85,488	67,679
Finished goods	174,859	165,098
Total inventories, net	$ 357,960	$ 327,525